Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of Major Components of Tax Expense (Income)	These differences result from the following items:

	2020	2019
	$	$

Income from continuing operations before taxes	1,034,428	482,389
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	279,296	130,245

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	54,294	15,997
Future withholding tax	24,300	—
Non-deductible expenditures	29,499	26,364
Losses for which no tax benefit has been recorded	4,487	527
Benefit of tax incentives	(19,185)	(11,474)
Withholding tax	13,682	7,278
Change due to foreign exchange	(23,718)	5,550
Non-taxable portions of gains	(3,073)	—
Change in accruals for tax audits	2,757	—
Amounts over provided for in prior years	(324)	(957)
Income tax expense	362,015	173,530

Current income tax, withholding and other taxes	309,913	114,449
Deferred income tax expense	52,102	59,081
Income tax expense	362,015	173,530

Disclosure of Income Tax by Geographical Jurisdiction	Total income tax expense attributable to geographical jurisdiction is as follows:

	2020	2019
	$	$

Mali	215,115	103,049
Philippines	83,904	46,046
Namibia	63,879	23,807
Other	(883)	628
	362,015	173,530

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2020	As at December 31, 2019	2020	2019
	$	$	$	$

Operating loss carry-forwards	21,105	13,454	(7,651)	13,794
Current assets and liabilities	5,005	7,678	2,673	(1,682)
Mining interests	(226,571)	(181,230)	45,341	42,755
Mine restoration provisions	30,445	24,910	(5,535)	(3,013)
Future withholding tax	(24,300)	—	24,300	—
Unrealized gains	(3,085)	(10,118)	(7,033)	10,118
Other	1,045	1,052	7	(2,891)
	(196,356)	(144,254)	52,102	59,081

Represented on the balance sheet as:

	2020	2019
	$	$

Deferred tax asset	(24,547)	(1,336)
Deferred tax liability	220,903	145,590
Balance, end of year	196,356	144,254
The change for the year in the Company’s net deferred tax liability was as follows:

	2020	2019
	$	$

Balance, beginning of year	144,254	92,477

Deferred income tax expense	52,102	59,081
Deferred income tax expense included with the results from discontinued operations	—	3,264
Deferred tax payable included in the sale of the Nicaraguan Group	—	(10,568)
	52,102	51,777
Balance, end of year	196,356	144,254

Disclosure of Unrecognized Temporary Difference, Unused Tax Losses and Unused Tax Credits
The Company has the following unrecognized deferred tax assets:

	2020	2019
	$	$

Capital and non-capital tax losses	117,734	117,837
Current assets	864	—
Long-term debt	6,449	—
Mining interests and other	2,524	5,045
	127,571	122,882